INVESTMENTS AND PUT RIGHT LIABILITIES - Summary of Estimate the Fair Value of the Put Right Using the Following Assumptions (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Put Right Liabilities Series A
Schedule of Equity Method Investments [Line Items]
Expected terms (Year)	8 months 12 days
Estimated volatility	36.50%
Spot price	$ 156,707
Probability of triggering event for redemption option	100.00%
Put Right Liabilities Series B
Schedule of Equity Method Investments [Line Items]
Expected terms (Year)	8 months 12 days
Estimated volatility	33.50%
Spot price	$ 44,570
Probability of triggering event for redemption option	100.00%